LEASES (Schedule of Components of Operating Lease Cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating lease cost:
Operating lease expense	$ 16,388	$ 14,540
Variable lease expense	4,126	2,774
Short-term lease expense	158	2,787
Sublease income	(776)	(673)
Total operating lease cost	$ 19,896	$ 19,428